Investment Property, Net - Changes in Carrying Amount of Investment Property (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Impairment loss on investment property		₩ 32,642	₩ 51,461
POSCO(Dalian) IT Center Development Co., Ltd. [member]
Disclosure of detailed information about investment property [line items]
Impairment loss on investment property	₩ 14,953	₩ 32,642